Share-based compensation - Range of Exercise Price (Details)	12 Months Ended
	Oct. 31, 2024 shares $ / shares	Oct. 31, 2023 shares $ / shares	Oct. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares) | shares	3,080,452	4,590,980	2,250,082
Weighted average exercise price outstanding options (in dollars per share)	$ 2.97	$ 3.94	$ 6.16
Number of options exercisable (in shares) | shares	1,693,346	1,909,963
Weighted average exercise price of exercisable options (in dollars per share)	$ 3.19	$ 5.68
Exercise Price Range, One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares) | shares	3,080,452
Weighted average remaining life of outstanding options	1 year 8 months 8 days
Weighted average exercise price outstanding options (in dollars per share)	$ 2.97
Number of options exercisable (in shares) | shares	1,693,346
Weighted average exercise price of exercisable options (in dollars per share)	$ 3.19
Exercise Price Range, One | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise price (in dollars per share)	1.53
Exercise Price Range, One | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise price (in dollars per share)	$ 7.56